UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ________________
  This Amendment (Check only one.):       [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
 Name:      Providence Equity Partners IV Inc.
 Address:   50 Kennedy Plaza, 18th Floor
            Providence, RI
            02903


Form 13F File Number: 02-12738

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Raymond M. Mathieu
Title: Chief Financial Officer, Providence Equity Partners Inc. and related Providence entities
Phone:    401-751-1700

 Signature, Place, and Date of Signing:

 /s/ Raymond M. Mathieu        Providence, RI                     July 9, 2008
--------------------------------------------------------------------------------
    [Signature]                 [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:           0
                                            --------
Form 13F Information Table Entry Total:      1
                                            --------
Form 13F Information Table Value Total:      $92,144
                                            --------
                                           (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                         FORM 13F INFORMATION TABLE

COLUMN 1        COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5          COLUMN 6     COLUMN 7        COLUMN 8
--------        --------   --------   --------           --------          --------     --------        --------

  NAME           TITLE                                                                             VOTING AUTHORITY
   OF             OF                   VALUE      SHRS OR   SH/   PUT/    INVESTMENT    OTHER
 ISSUER          CLASS      CUSIP     (x1000)     PRN AMT   PRN   CALL    DISCRETION   MANAGERS   SOLE   SHARED  NONE
 ------          -----      -----     -------     -------   ---   ----    ----------   --------   ----   ------  ----
Warner Music
Group Corp.     Common    934550104   $92,144   12,905,391   SH           SOLE                 12,905,391
